Document and Entity Information	Nov. 13, 2018
Prospectus:
Document Type	497
Document Period End Date	Nov. 13, 2018
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Nov. 13, 2018
Document Effective Date	Nov. 13, 2018
Prospectus Date	Nov. 28, 2017
PACE® Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
PACE® Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
PACE® Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX